Note 17: Executive and Board Compensation: 2012 Schedule of Executive Compensation (Details) (USD $)	12 Months Ended
	May 31, 2013	May 31, 2012
JerryGMikolajczykMember
Salary		120000
Bonus		$ 0
Stock Award		0
Option Awards		0
Total Salary	120,000	120,000
WayneStCyrOfficerMember
Salary		120000
Bonus		0
Stock Award		0
Option Awards		0
Total Salary	120,000	120,000
Peter Matousek
Salary		90000
Bonus		0
Stock Award		0
Option Awards		0
Total Salary	$ 90,000	$ 90,000